Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	Centre Funds
Central Index Key	dei_EntityCentralIndexKey	0001517238
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 25, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 25, 2018
Prospectus Date	rr_ProspectusDate	Jan. 29, 2018
Centre Global Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	centre_ProspectusSupplementTextBlock

CENTRE FUNDS

Centre Global Infrastructure Fund

Supplement Dated May 25, 2018 to

Prospectus Dated January 29, 2018 of the Centre Global Infrastructure Fund (the “Prospectus”) and

Statement of Additional Information of the Centre Global Infrastructure Fund Dated January 29, 2018 (the “SAI”)

The Board of Trustees of Centre Funds, based upon the recommendation of Centre Asset Management, LLC, the investment adviser (the “Adviser”) to the Centre Global Infrastructure Fund (the "Fund"), approved a proposed amendment to the Expense Limitation Agreement between the Adviser and the Trust, on behalf of the Fund, and an amendment to the Fund’s distribution policy, with each amendment to take effect as of the close of business on May 18, 2018.

Prospectus

The information contained in the “Summary of Centre Global Infrastructure Fund- Fees and Expenses of the Fund-- Annual Fund Operating Expenses” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)
Shareholder Service Fees	0.03%	0.02%
Other Expenses	7.14%	7.14%
Total Other Expenses	7.17%	7.16%
Total Annual Fund Operating Expenses	8.32%	8.06%
Fee Waiver and/or Expense Reimbursement[2]	-6.99%	-6.94%
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursement)	1.33%	1.12%

[1]	Other Expenses are estimated amounts for the current fiscal year of the Fund, which ends September 30, 2018.

[2]	Effective as of the close of business on May 18, 2018, the investment adviser to the Fund, Centre Asset Management, LLC (the “Adviser” or “Centre”), has agreed, pursuant to an amended and restated written expense limitation agreement (the “Expense Limitation Agreement”), to reduce its advisory fees and/or reimburse other expenses of the Fund for an initial period of not less than two years and until the next following effective date of the post-effective amendment to the registration statement of the Trust relating to the Fund incorporating the Fund’s financial statements for that fiscal year (the “Initial Term”) to the extent necessary to limit the current operating expenses of the Fund, including, as applicable, investment advisory fees, but excluding, as applicable, any taxes, leverage interest, distribution/service (Rule 12b-1 ) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.05% of the average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares. The Expense Limitation Agreement may be terminated at any time by the Board of Trustees of the Trust (the “Board”), upon 60 days’ written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement or waiver was made. Prior to the close of business on May 18, 2018, the Adviser had agreed to limit the operating expenses of the Fund to an annual rate of 1.30% average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares.

The information contained in the “Summary of Centre Global Infrastructure Fund- Fees and Expenses of the Fund-- Example” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Expense Limitation Agreement will remain in effect only for the Initial Term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$135	$1,804
Institutional Class	$114	$1,739

* * * * * * *

YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR

PROSPECTUS AND SAI FOR FUTURE REFERENCE.